Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets

	Goodwill	Market related £m	Customer related £m	Editorial content £m	Software and technology £m	Other £m	Total acquired intangible assets £m	Total internally developed intangible assets £m	Total intangible assets excluding goodwill £m
COST
As at 1 January 2022	7,366	2,415	1,840	620	740	2,350	7,965	3,511	11,476
Acquisitions	269	18	43	27	37	-	125	-	125
Additions	-	-	-	-	-	-	-	402	402
Disposals and other	-	(2)	(4)	-	-	(9)	(15)	(84)	(99)
Exchange translation differences	753	268	197	43	68	177	753	291	1,044
At 1 January 2023	8,388	2,699	2,076	690	845	2,518	8,828	4,120	12,948
Acquisitions	68	1	28	1	31	3	64	-	64
Additions	-	-	-	-	-	-	-	447	447
Disposals and other*	(51)	(28)	(29)	(11)	(4)	(9)	(81)	(59)	(140)
Exchange translation differences	(382)	(132)	(96)	(22)	(37)	(86)	(373)	(165)	(538)
At 31 December 2023	8,023	2,540	1,979	658	835	2,426	8,438	4,343	12,781

ACCUMULATED AMORTISATION
As at 1 January 2022	-	1,438	1,132	556	467	2,319	5,912	2,260	8,172
Charge for the year	-	121	78	29	53	13	294	309	603
Disposals and other	-	(2)	(4)	(5)	5	(9)	(15)	(78)	(93)
Exchange translation differences	-	161	126	37	47	177	548	194	742
At 1 January 2023	-	1,718	1,332	617	572	2,500	6,739	2,685	9,424
Charge for the year	-	116	73	15	63	12	279	330	609
Disposals and other*	-	(16)	(19)	(5)	(8)	(9)	(57)	(41)	(98)
Exchange translation differences	-	(87)	(63)	(20)	(27)	(87)	(284)	(108)	(392)
At 31 December 2023	-	1,731	1,323	607	600	2,416	6,677	2,866	9,543

NET BOOK AMOUNT
At 31 December 2022	8,388	981	744	73	273	18	2,089	1,435	3,524
At 31 December 2023	8,023	809	656	51	235	10	1,761	1,477	3,238

* Includes goodwill of £51m (before an impairment of £42m) and intangible assets of £31m classified as held for sale within Risk.

Schedule of breakdown of goodwill into cash generating units

GOODWILL	2022 £m	2023 £m
Risk	4,167	3,950
Scientific, Technical & Medical	2,015	1,923
Legal	1,572	1,524
Exhibitions	634	626
Total	8,388	8,023

Schedule of key assumptions used for each group of cash generating units

14 Intangible assets (continued)

The key assumptions used for each group of CGUs are disclosed below:

KEY ASSUMPTIONS	2022		2023
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Risk	11.2%	4%	11.3%	4%
Scientific, Technical & Medical	10.5%	3%	10.6%	3%
Legal	10.9%	3%	10.9%	4%
Exhibitions	13.0%	4%	12.3%	4%